CONSOLIDATED STATEMENTS OF EARNINGS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 1,111.0	$ 1,094.9
Cost of sales	974.1	942.0
Gross profit	136.9	152.9
General and administrative expenses	(42.1)	(40.3)
Exploration expenses	(39.2)	(38.4)
Reversal of impairment charges	0.0	524.1
Other expenses	(21.5)	(18.3)
Earnings from operations	34.1	580.0
Share of net earnings from investments in associates and incorporated joint ventures, net of income taxes	12.6	15.0
Finance costs	(8.8)	(10.9)
Foreign exchange gain (loss)	(13.6)	7.3
Interest income, derivatives and other investment gains (losses)	(6.0)	16.7
Earnings before income taxes	18.3	608.1
Income taxes	(38.0)	(97.6)
Net earnings (loss)	(19.7)	510.5
Net earnings (loss) attributable to
Equity holders of IAMGOLD Corporation	(28.2)	501.6
Non-controlling interests	8.5	8.9
Net earnings (loss)	$ (19.7)	$ 510.5
Weighted average number of common shares outstanding
Basic (in shares)	466.5	463.0
Diluted (in shares)	466.5	467.5
Earnings (loss) per share
Basic (in dollars per share)	$ (0.06)	$ 1.08
Diluted (in dollars per share)	$ (0.06)	$ 1.07